COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2017
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

9.   COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in Accumulated other comprehensive income (AOCI) attributable to Enbridge Inc. common shareholders for the six months ended June 30, 2017 and 2016 are as follows:

		Net	Cumulative		Pension and
	Cash Flow	Investment	Translation	Equity	OPEB
	Hedges	Hedges	Adjustment	Investees	Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2017	(746)	(629)	2,700	37	(304)	1,058
Other comprehensive income/(loss) retained in AOCI	(44)	222	(899)	3	-	(718)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts1	71	-	-	-	-	71
Commodity contracts2	(4)	-	-	-	-	(4)
Foreign exchange contracts3	2	-	-	-	-	2
Amortization of pension and OPEB actuarial loss and prior service cost5	-	-	-	-	10	10

	25	222	(899)	3	10	(639)
Tax impact
Income tax on amounts retained in AOCI	12	(2)	-	5	-	15
Income tax on amounts reclassified to earnings	(23)	-	-	-	(3)	(26)

	(11)	(2)	-	5	(3)	(11)

Balance at June 30, 2017	(732)	(409)	1,801	45	(297)	408

		Net	Cumulative		Pension and
	Cash Flow	Investment	Translation	Equity	OPEB
	Hedges	Hedges	Adjustment	Investees	Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2016	(688)	(795)	3,365	37	(287)	1,632
Other comprehensive income/(loss) retained in AOCI	(711)	384	(1,253)	(7)	-	(1,587)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts1	52	-	-	-	-	52
Commodity contracts2	(5)	-	-	-	-	(5)
Foreign exchange contracts3	1	-	-	-	-	1
Other contracts4	(31)	-	-	-	-	(31)
Amortization of pension and OPEB actuarial loss and prior service cost5	-	-	-	-	13	13

	(694)	384	(1,253)	(7)	13	(1,557)
Tax impact
Income tax on amounts retained in AOCI	200	(13)	-	6	-	193
Income tax on amounts reclassified to earnings	(10)	-	-	-	(4)	(14)

	190	(13)	-	6	(4)	179

Balance at June 30, 2016	(1,192)	(424)	2,112	36	(278)	254

1	Reported within Interest expense in the Consolidated Statements of Earnings.
2	Reported within Commodity costs in the Consolidated Statements of Earnings.
3	Reported within Other income/(expense) in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.
5	These components are included in the computation of net periodic benefit costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.